Supplement dated January 17, 2025, to the Statutory Prospectus dated May 1, 2024, for the Pacific Protector and Pacific Protector Plus flexible premium variable universal life insurance policies issued by

Pacific Life Insurance Company

The purpose of this supplement is to announce changes to the examples in the OPTIONAL RIDERS AND BENEFITS section of the prospectus. This supplement must be preceded or accompanied by the Statutory Prospectus (the "Prospectus") for your Contract, as supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Policy Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 347-7787 or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

Effective January 27, 2025, a Lifetime Benefit Amount example in the Premier Chronic Illness Rider subsection under the OPTIONAL RIDERS AND BENEFITS header of the prospectus will be deleted and replaced with the following:

Lifetime Benefit Amount

Increases to the Lifetime Benefit Amount are not possible, even if there is an increase to the Death Benefit. However, any Policy changes that reduce the Death Benefit also reduce the Remaining Lifetime Benefit Amount proportionately.

After any Policy change, other than an increase to the Death Benefit, the Lifetime Benefit Amount will be adjusted to ensure that the Lifetime Benefit Amount will never exceed the Policy’s Face Amount.

Example:

Assume the following:

• Remaining Lifetime Benefit Amount is $740,000

• Lifetime Benefit Amount is $750,000

• Total Face Amount is $1,000,000

• Accumulated Value is $50,000

• Death Benefit is $1,050,000

• Withdrawal processed for $25,000

Then:

Remaining Lifetime Benefit Amount after Withdrawal = Remaining Lifetime Benefit Amount before Withdrawal x (1 – Withdrawal ÷ Death Benefit) = $722,380.95

This is a reduction of $17,619.05 = ($740,000 – $722,380.95). The same dollar amount reduces the Lifetime Benefit Amount.

Lifetime Benefit Amount = $732,380.95

Example:

Assume the following:

• Remaining Lifetime Benefit Amount is $740,000

• Lifetime Benefit Amount is $750,000

• Total Face Amount is $1,000,000

• Accumulated Value is $50,000

• Death Benefit is $1,050,000

• Face Reduction to $800,000

Then:

Remaining Lifetime Benefit Amount after Face Reduction = Remaining Lifetime Benefit Amount before Face Reduction x (1 – Face Reduction ÷ Death Benefit) = $599,047.62

This is a reduction of $140,952.38 = ($740,000 – $599,047.62). The same dollar amount reduces the Lifetime Benefit Amount.

Lifetime Benefit Amount = $609,047.62

End of Example

Form No. 15-53326-00